FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value on a recurring basis

The Company’s financial liabilities that are measured at fair value on a recurring basis as of September 30, 2016 by level within the fair value hierarchy, are as follows:

	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
Embedded conversion option	$-	$-	$1,061,536

Schedule of level 3 fair value measurement

Changes in Level 3 liabilities measured at fair value for the nine months ended September, 2016 were as follows:

	Balance as of December 31,		Change in Fair Market	Balance as of September 30,
	2015	Issuance	Value	2016
Embedded conversion option	$-	$1,318,662	$(257,126)	$1,061,536

Schedule of embedded conversion option key inputs

A summary of the weighted average (in aggregate) significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liabilities that are categorized within Level 3 of the fair value hierarchy as of September 30, 2016 is as follows:

As of September 30, 2016
Stock price	$0.43
Contractual life (years)	0.6
Volatility	118%
Risk-free rate of interest	0.5%
Dividend yield	0.0%